Defined Benefit Plans - Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Demographic actuarial assumption on mortality rates by 10% Variation [member] | Aegon United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (20)	€ (19)
Decrease in actuarial assumptions	23	22
Demographic actuarial assumption on mortality rates by 10% Variation [member] | Aegon Netherlands [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(1)
Decrease in actuarial assumptions	1
Financial actuarial assumptions of discount rates by 100 basis points variation [member] | Aegon United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(131)	(130)
Decrease in actuarial assumptions	166	164
Financial actuarial assumptions of discount rates by 100 basis points variation [member] | Aegon Netherlands [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(14)
Decrease in actuarial assumptions	18
Finance actuarial assumption on price inflation by 100 basis points variation [member] | Aegon United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	62	55
Decrease in actuarial assumptions	€ (128)	€ (113)